MARKET RISK BENEFITS - Schedule of Net Balance of Market Risk Benefit Asset and Liabilities (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Market Risk Benefit [Roll Forward]
Balance, beginning of year, before effect of changes in the instrument-specific credit risk	$ 55	$ 114	$ 68	$ 54
Effect of changes in the beginning instrument-specific credit risk		(2)	43
Attributed fees collected	45	28	5
Interest accrual	6	3
Adjustment from deterministic to stochastic	3	15	(6)
Effect of experience variance	(9)	(6)	12
Effect of changes in financial assumptions	(180)	(194)	1
Effect of changes in other future expected assumptions	(25)
Effect of changes in the ending instrument-specific credit risk	14	(42)	1
Issuance	89	199	1
Balance, end of year	55	114	68
Direct Insurance
Market Risk Benefit [Roll Forward]
Balance, beginning of year, before effect of changes in the instrument-specific credit risk	0	44	0
Effect of changes in the beginning instrument-specific credit risk		26	44
Attributed fees collected	13	5
Interest accrual	3	2
Adjustment from deterministic to stochastic	20	12
Effect of experience variance	(13)	(4)
Effect of changes in financial assumptions	(80)	(119)
Effect of changes in other future expected assumptions	(13)
Effect of changes in the ending instrument-specific credit risk	(1)	(70)
Issuance	1	174
Balance, end of year	0	44
Net amount of risk	$ 0	$ 453
Weighted average attained age of contract holders (years)	65 years	64 years
Reinsurance
Market Risk Benefit [Roll Forward]
Balance, beginning of year, before effect of changes in the instrument-specific credit risk	$ 55	$ 70	68	$ 54
Effect of changes in the beginning instrument-specific credit risk		(28)	(1)
Attributed fees collected	32	23	5
Interest accrual	3	1
Adjustment from deterministic to stochastic	(17)	3	(6)
Effect of experience variance	4	(2)	12
Effect of changes in financial assumptions	(100)	(75)	1
Effect of changes in other future expected assumptions	(12)
Effect of changes in the ending instrument-specific credit risk	15	28	1
Issuance	88	25	1
Balance, end of year	55	70	68
Net amount of risk	$ 868	$ 597	$ 328
Weighted average attained age of contract holders (years)	66 years	66 years	66 years